EMPLOYEE BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2017
Schedule of Amounts Recognized in Balance Sheet and Income Statement [Table Text Block]
The following tables set forth information concerning amounts recognized in First Financial's Consolidated Balance Sheets and Consolidated Statements of Income related to the Company's pension plan:

	December 31,
(Dollars in thousands)	2017	2016
Change in benefit obligation
Benefit obligation at beginning of year	$62,729	$60,664
Service cost	4,894	5,034
Interest cost	2,325	2,262
Actuarial (gain) loss	6,107	142
Benefits paid, excluding settlement	(4,901)	(5,373)
Benefit obligation at end of year	71,154	62,729

Change in plan assets
Fair value of plan assets at beginning of year	131,011	125,714
Actual return on plan assets	18,239	10,670
Benefits paid, excluding settlement	(4,901)	(5,373)
Fair value of plan assets at end of year	144,349	131,011

Amounts recognized in the Consolidated Balance Sheets
Assets	73,195	68,282
Liabilities	0	0
Net amount recognized	$73,195	$68,282

Amounts recognized in accumulated other comprehensive income (loss)
Net actuarial loss	$33,580	$38,278
Net prior service cost	(1,921)	(2,334)
Deferred tax assets	(12,028)	(13,141)
Net amount recognized	$19,631	$22,803

Change in accumulated other comprehensive income (loss)	$(3,172)	$(1,245)

Accumulated benefit obligation	$69,678	$61,909

Schedule of Components of Net Periodic Benefit Cost [Table Text Block]

Components of net periodic benefit cost
	December 31,
(Dollars in thousands)	2017	2016	2015
Service cost	$4,894	$5,034	$4,807
Interest cost	2,325	2,262	2,120
Expected return on assets	(9,358)	(9,644)	(9,444)
Amortization of prior service cost	(413)	(413)	(413)
Recognized net actuarial loss	1,924	1,608	1,888
Net periodic benefit (income) cost	(628)	(1,153)	(1,042)

Other changes recognized in accumulated other comprehensive income (loss)
Net actuarial (gain) loss	(2,775)	(884)	11,014
Prior service cost	0	0	0
Amortization of prior service cost	413	413	413
Amortization of gain	(1,924)	(1,608)	(1,888)
Total recognized in accumulated other comprehensive income (loss)	(4,286)	(2,079)	9,539
Total recognized in net periodic benefit cost and accumulated other comprehensive income (loss)	$(4,914)	$(3,232)	$8,497

Amount expected to be recognized in net periodic pension expense in the coming year
Amortization of (gain) loss	$2,090	$1,754	$1,642
Amortization of prior service credit	(413)	(413)	(413)

Schedule of Assumptions Used [Table Text Block]

Pension plan assumptions
	December 31,
	2017	2016	2015
Benefit obligations
Discount rate	3.43%	3.88%	4.05%
Rate of compensation increase	3.50%	3.50%	3.50%

Net periodic benefit cost
Discount rate	3.88%	4.05%	3.76%
Expected return on plan assets	7.25%	7.50%	7.50%
Rate of compensation increase	3.50%	3.50%	3.50%

Schedule of Changes in Fair Value of Plan Assets [Table Text Block]
The fair value of the plan assets as of December 31, 2017 by asset category is shown in the table that follows:

	Fair Value Measurements
(Dollars in thousands)	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Asset Category
Cash	$175	$175	$0	$0
U. S. Government agencies	6,853	0	6,853	0
Fixed income mutual funds	69,154	69,154	0	0
Equity mutual funds	68,167	68,167	0	0
Total	$144,349	$137,496	$6,853	$0

The fair value of the plan assets as of December 31, 2016 by asset category is shown in the table that follows:

	Fair Value Measurements
(Dollars in thousands)	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Asset Category
Cash	$190	$190	$0	$0
U. S. Government agencies	6,026	0	6,026	0
Fixed income mutual funds	66,483	66,483	0	0
Equity mutual funds	58,311	58,311	0	0
Total	$131,010	$124,984	$6,026	$0

Schedule of Expected Benefit Payments [Table Text Block]
The following benefit payments, which reflect expected future service, are expected to be paid:

(Dollars in thousands)	Retirement Benefits
2018	$4,758
2019	4,426
2020	5,417
2021	5,771
2022	5,016
Thereafter	29,825